Inventories	12 Months Ended
Oct. 31, 2024
Inventories [Abstract]
INVENTORIES
5.	INVENTORIES

As of October 31, 2024 and 2023, inventories consisted of the following:

	October 31, 2024	October 31, 2023
Raw materials	$17,693	$25,666
Finished goods	190	187
Less: provision for inventory obsolescence	(17,749)	(25,666)
Totals	$134	$187

The following table sets forth the movement of provision for the inventory:

	October 31, 2024	October 31, 2023
Balance, at beginning of the year	$25,666	$—
Addition	185	26,585
Reduction	(8,737)	—
Exchange rate difference	635	(919)
Balance, at end of the year	$17,749	$25,666